Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax rate	33.00%	36.00%	38.30%	38.30%
Non-deductible expenses		16.10%	8.90%	1.30%
Income tax credits		(1.40%)	(2.10%)	(1.40%)
Change in statutory tax rate		(66.70%)	3.60%	(2.00%)
Change in valuation allowances		221.10%	365.70%	23.20%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures		17.40%	0.20%	(0.70%)
Lower tax rate applied to life and non-life insurance business in Japan		(24.60%)	(31.00%)	(3.20%)
Foreign income tax differential		(79.70%)	25.70%	3.30%
Adjustments to tax reserves		(23.10%)	58.30%	(3.20%)
Effect of equity in net income (loss) of affiliated companies		0.10%	9.00%	0.10%
Tax benefit related to intraperiod tax allocation		(27.20%)	(111.90%)
Impairment of goodwill related to mobile communications business		159.50%
Other		(4.20%)	2.70%	2.30%
Effective income tax rate		223.30%	367.40%	58.00%